Note 7 - Long-term Debt	6 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Long-Term Debt [Text Block]

7. Long-Term Debt:

The amounts shown in the accompanying consolidated balance sheets consist of the following:

	Borrower(s)	December 31, 2025	June 30, 2026
	Term Loans:
1	Adstone Marine Corp. et al.	$67,247	$53,419
2	Silkstone Marine Corp. et al.	13,108	12,308
3	Andati Marine Corp. et al.	42,992	40,790
4	Archet Marine Corp. et al.	19,195	18,403
5	Costamare Bulkers Ships Inc.	15,013	14,439
	Total long-term debt	$157,555	$139,359
	Less: Deferred financing costs	(1,961)	(1,478)
	Total long-term debt, net	$155,594	$137,881
	Less: Long-term debt current portion	(15,671)	(16,941)
	Add: Deferred financing costs, current portion	676	572
	Total long-term debt, non-current, net	$140,599	$121,512

1. On December 2, 2024, Adstone Marine Corp., along with several other subsidiaries of the Company, entered into a loan agreement with a bank for an amount of up to $150,147 in order to refinance existing facilities at that time. On December 3, 2024, the amount of $147,709 was drawn down. On April 24, 2025, the amount of $61,668 was prepaid (Note 1). On August 12, 2025, the Company prepaid the amount of $3,405.9 due to the sale of one of the vessels being financed via this term loan (Note 5). On February 6, 2026, and March 4, 2026, the Company prepaid (i) the amount of $3,458.4 and (ii) the amount of $7,273.3 due to the sale of two of the vessels being financed via this term loan (Note 5). As of June 30, 2026, the outstanding balance of $53,419 is repayable in 14 equal quarterly installments of $1,452.3, from September 2026 to December 2029 with an aggregate balloon payment of $33,086.8 that is payable together with the last installment.

2. On December 9, 2024, Silkstone Marine Corp. along with two more subsidiaries of the Company entered into a loan agreement with a bank for an amount of up to $34,911 in order to refinance one term loan and to finance the acquisition of a secondhand dry bulk vessel. On December 10, 2024, the amount of $34,611 was drawn down. On April 24, 2025, the amount of $19,360 was prepaid (Note 1). As of June 30, 2026, the outstanding balance of $12,308 is repayable in 14 equal quarterly installments of $400.3, from September 2026 to December 2029 with an aggregate balloon payment of $6,704 that is payable together with the last installment. As of June 30, 2026, the vessel Bermondi was classified as “Vessel held for sale” (Note 5) and the outstanding amount of $2,754.2 is included in the Current portion of long-term debt, net of deferred financing costs in the accompanying balance sheet (Note 19(a)).

3. On December 12, 2024, Andati Marine Corp along with several other subsidiaries of the Company entered into a loan agreement with a bank for an amount of up to $84,931 in order to refinance three existing facilities at that time. On December 12, 2024, the amount of $84,931 was drawn down in three tranches. On April 24, 2025, the aggregate amount of $20,278 was prepaid (Note 1). On July 24, 2025, the Company prepaid the amount of $4,137.5 due to the sale of one of the vessels being financed via this term loan (Note 5). On September 2 and 12, 2025, the Company prepaid (i) the amount of $1,222.9 due to the sale of one of the vessels being financed via this term loan (Note 5) and (ii) the amount of $10,360.6 due to the sale of two of the vessels being financed via this term loan (Note 5). As of June 30, 2026, the total outstanding balance of the three Tranches of $40,790 is repayable in 14 equal quarterly installments of $1,100.9, from September 2026 to December 2029 with an aggregate balloon payment of $25,377.2 that is payable together with the last installment.

4. On December 20, 2024, Archet Marine Corp along with several other subsidiaries of the Company entered into a loan agreement with a bank for an amount of up to $72,000 in order to refinance existing indebtedness at that time and to finance the acquisition of a secondhand dry bulk vessel. On December 20, 2024, the amount of $72,000 was drawn down in two tranches. On April 24, 2025, the aggregate amount of $48,919 was prepaid (Note 1). On June 30, 2025, the Company prepaid the amount of $1,230.7 due to the sale of one of the vessels being financed via this term loan (Note 5). As of June 30, 2026, the outstanding balance of Tranche A of $5,644 is repayable in 14 equal quarterly installments of $133.4 from September 2026 to December 2029 and a balloon payment of $3,777 that is payable together with the last installment. As of June 30, 2026, the outstanding balance of Tranche B of $12,759 is repayable in 18 equal quarterly installments of $262.5 from September 2026 to December 2030 and a balloon payment of $8,034 that is payable together with the last installment.

5. On April 16, 2025, CBSI entered into a loan agreement with a bank for an amount of up to $100,000 to partly finance future dry bulk vessels’ acquisitions. On July 9, 2025, the amount of $15,300 was drawn down in order to finance the acquisition cost of one dry bulk vessel (Note 5). As of June 30, 2026, the outstanding balance of $14,439 is repayable in 21 equal quarterly installments of $286.9 from July 2026 to July 2031 and a balloon payment of $8,415 that is payable together with the last installment.

The term loans discussed above bear interest at Term Secured Overnight Financing Rate (“SOFR”) plus a spread and are secured by, inter alia, (a) first-priority mortgages over the financed vessels, (b) first priority assignments of all insurances and earnings of the mortgaged vessels and (c) corporate guarantees of the Company or CBSI or certain of their subsidiaries, as the case may be. The loan agreements contain usual ship finance covenants, including restrictions as to changes in management and ownership of the vessels, as to additional indebtedness and as to further mortgaging of vessels, as well as minimum requirements regarding hull Value Maintenance Clauses in the range of 115% to 120%, restrictions on dividend payments if an event of default has occurred and is continuing or would occur as a result of the payment of such dividend and may also require the Company to maintain minimum liquidity, minimum net worth and leverage ratios, as defined.

The annual repayments under the Term Loans after June 30, 2026, giving effect to the prepayment of the term loan discussed in Note 7.2 are in the aggregate as follows:

12-month period ending June 30	Amount
2027	$16,941
2028	14,186
2029	14,186
2030	75,637
2031	9,707
2032 and thereafter	8,702
Total	$139,359

The interest rate of the Term Loans as of December 31, 2025 and June 30, 2026 was in the range 5.29% – 5.54% and 5.26% – 5.31%, respectively. The weighted average interest rate of the Term Loans as of December 31, 2025 and June 30, 2026 was 5.4% and 5.3%, respectively.

Total interest expense incurred on long-term debt for the six-month periods ended June 30, 2026 and 2025, amounted to $3,931 and $3,197, respectively and is included in Interest and finance costs in the accompanying consolidated statements of operations (Note 14).

The amounts of financing costs included in the loan balances are as follows:

Balance, January 1, 2026	$1,961
Additions	-
Amortization and write-off	(483)
Balance, June 30, 2026	$1,478
Less: Current portion of financing costs	(572)
Financing costs, non-current portion	$906

Financing costs represent legal fees and fees paid to the lenders for the arrangement of the Company’s financing. The amortization and write-off of loan financing costs is included in Interest and finance costs in the accompanying consolidated statements of operations (Note 14).